INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2014
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Schedule Of Investments In and Advances To Affiliates At Fair Value [Table Text Block]
The following table summarizes activity related to formula’s investment in affiliates:

2014

January 1, 2014	$160,165
Deconsolidation of Magic and accounting for the remaining investment under equity method (see Note 1)	168,810
Consolidation of Sapiens	(161,810)
Equity in gains of affiliated companies, net:
Equity in gains of affiliated companies, net	9,058
Exercise of employees stock options in affiliate	(4,931)

Equity in other comprehensive gain (loss) of affiliates, net	(7,793)
Purchase of additional shares	7,614
Dividends received from affiliates	(1,891)
Classification of deferred income	(79)

December 31, 2014	169,143

Equity Method Investment Summarized Financial Information Assets and Liabilities [Table Text Block]
Group's share of its associates' statement of financial position based on the interests therein as of the below reporting dates:

	December 31,
	2013	2014

Current assets	$50,107	$58,635
Noncurrent assets (*)	136,117	129,946
Current liabilities	(19,005)	(12,057)
Noncurrent liabilities	(7,054)	(4,813)

	160,165	171,711
Associates’ equity relating to non-controlling interest by options	-	(2,568)

Other investments	1,336	-

	$161,501	$169,143

(*)	Includes balances of other intangible assets and goodwill in an amount of $ 117,234 and $ 126,610 as of December 31, 2013 and 2014, respectively.

Equity Method Investment Summarized Financial Information Income Statement [Table Text Block]
Group's share of its associates' statement of operation based on the interests therein during the periods shown below (with respect to the Group's interest in Sapiens, for the period from January 1st, 2012 until January 27, 2012 and from November 19, 2013 until December 23, 2014 only, and with respect to the Group’s interest in Magic, only for the period from March 5, 2014):

	Year ended December 31,
	2012	2013	2014

Revenues	$5,750	$10,021	$138,561

Income (loss)	$340	$(481)	$9,058